Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	2,665,405	$ 156,859,084
Woodward, Inc.	1,179,208	113,923,285
		$ 270,782,369
Banks — 2.0%
Prosperity Bancshares, Inc.	1,467,639	$ 106,668,002
Umpqua Holdings Corp.	5,481,969	97,853,147
		$ 204,521,149
Building Products — 5.7%
Advanced Drainage Systems, Inc.	460,643	$ 37,758,907
Carlisle Cos., Inc.	1,372,071	323,328,531
Lennox International, Inc.	879,050	210,295,131
		$ 571,382,569
Capital Markets — 8.1%
Affiliated Managers Group, Inc.	1,863,471	$ 295,229,711
FactSet Research Systems, Inc.	254,383	102,061,003
Morningstar, Inc.	805,942	174,558,978
SEI Investments Co.	4,259,526	248,330,366
		$ 820,180,058
Chemicals — 2.7%
RPM International, Inc.	2,768,494	$ 269,789,740
		$ 269,789,740
Commercial Services & Supplies — 1.8%
IAA, Inc.(1)	4,549,232	$ 181,969,280
		$ 181,969,280
Containers & Packaging — 2.5%
AptarGroup, Inc.	2,304,203	$ 253,416,246
		$ 253,416,246
Distributors — 3.5%
LKQ Corp.	4,775,826	$ 255,076,867
Pool Corp.	323,933	97,934,664
		$ 353,011,531
Security	Shares	Value
Diversified Consumer Services — 1.2%
Service Corp. International	1,766,212	$ 122,115,898
		$ 122,115,898
Electrical Equipment — 1.2%
Acuity Brands, Inc.	719,361	$ 119,133,375
		$ 119,133,375
Electronic Equipment, Instruments & Components — 1.3%
Trimble, Inc.(1)	2,682,990	$ 135,651,974
		$ 135,651,974
Food & Staples Retailing — 1.6%
Casey's General Stores, Inc.	728,866	$ 163,521,087
		$ 163,521,087
Health Care Equipment & Supplies — 5.7%
Envista Holdings Corp.(1)	8,101,021	$ 272,761,377
Teleflex, Inc.	1,224,407	305,648,719
		$ 578,410,096
Health Care Providers & Services — 0.7%
Henry Schein, Inc.(1)	891,905	$ 71,236,452
		$ 71,236,452
Hotels, Restaurants & Leisure — 5.7%
Aramark	8,971,146	$ 370,867,176
Choice Hotels International, Inc.	1,806,542	203,488,891
		$ 574,356,067
Insurance — 10.7%
Brown & Brown, Inc.	4,901,447	$ 279,235,436
Markel Corp.(1)	247,113	325,568,906
W.R. Berkley Corp.	6,629,236	481,083,657
		$ 1,085,887,999
IT Services — 8.0%
Broadridge Financial Solutions, Inc.	1,113,647	$ 149,373,472
Gartner, Inc.(1)	309,875	104,161,382
GoDaddy, Inc., Class A(1)	3,234,518	242,006,637
Jack Henry & Associates, Inc.	597,728	104,937,128
WEX, Inc.(1)	1,302,965	213,230,222
		$ 813,708,841

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.2%
Bio-Techne Corp.	1,495,016	$ 123,906,926
		$ 123,906,926
Machinery — 4.5%
Graco, Inc.	1,550,857	$ 104,310,642
IDEX Corp.	787,756	179,868,328
Nordson Corp.	703,052	167,129,521
		$ 451,308,491
Marine — 1.7%
Kirby Corp.(1)	2,606,248	$ 167,712,059
		$ 167,712,059
Professional Services — 6.9%
Booz Allen Hamilton Holding Corp.	2,576,579	$ 269,304,037
CACI International, Inc., Class A(1)	1,010,743	303,819,238
FTI Consulting, Inc.(1)	791,852	125,746,098
		$ 698,869,373
Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.(1)	1,106,672	$ 176,370,317
		$ 176,370,317
Road & Rail — 4.6%
J.B. Hunt Transport Services, Inc.	1,212,630	$ 211,434,167
Landstar System, Inc.	1,579,397	257,283,771
		$ 468,717,938
Software — 6.0%
Black Knight, Inc.(1)	2,895,822	$ 178,817,008
Blackbaud, Inc.(1)	2,267,102	133,441,624
Dolby Laboratories, Inc., Class A	2,963,442	209,041,199
Manhattan Associates, Inc.(1)	713,481	86,616,593
		$ 607,916,424
Specialty Retail — 3.4%
Burlington Stores, Inc.(1)(2)	1,027,926	$ 208,422,276
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(1)	279,203	$ 130,965,751
		$ 339,388,027
Textiles, Apparel & Luxury Goods — 3.5%
Columbia Sportswear Co.	2,456,900	$ 215,175,302
Deckers Outdoor Corp.(1)	334,442	133,495,869
		$ 348,671,171
Total Common Stocks (identified cost $5,979,017,338)		$ 9,971,935,457

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(3)	152,219,324	$ 152,219,324
Total Short-Term Investments (identified cost $152,219,324)		$ 152,219,324
Total Investments — 100.1% (identified cost $6,131,236,662)		$10,124,154,781
Other Assets, Less Liabilities — (0.1)%		$ (13,053,205)
Net Assets — 100.0%		$10,111,101,576
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $3,365,005 and the total market value of the collateral received by the Fund was $3,494,905, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

The Fund did not have any open derivative instruments at December 31, 2022.

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $152,219,324, which represents 1.5% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$160,393,817	$446,496,017	$(454,670,510)	$ —	$ —	$152,219,324	$1,933,517	152,219,324
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$9,971,935,457*	$ —	$ —	$ 9,971,935,457
Short-Term Investments	152,219,324	—	—	152,219,324
Total Investments	$10,124,154,781	$ —	$ —	$10,124,154,781
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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